Onerous Contracts (Tables)	12 Months Ended
Dec. 31, 2022
Onerous Contracts [Abstract]
Schedule of Onerous Contracts
Onerous contracts are comprised of the following:

	As of December 31,
(In $ millions)	2022	2021
Onerous rig contract "Tivar"	—	16.8
Onerous rig contract "Vale"	26.9	26.9
Onerous rig contract "Var"	27.6	27.6
Total	54.5	71.3